Acquisition - Summary of Goodwill arising from Acquisition (Detail) - CAD ($) $ in Millions		12 Months Ended
	May 17, 2017	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Fair Value of Identifiable Net Assets	$ (28,262)
Goodwill		$ 2,030
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Total Purchase Consideration	17,945
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL	12,347
Fair Value of Identifiable Net Assets	(28,262)
Goodwill	$ 2,030